[On Chapman and Cutler LLP Letterhead]

June 15, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:  Elkhorn ETF Trust
                   (Registration Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on May 27, 2015.  The Registration Statement relates to the Elkhorn S&P 500 Capital Expenditures Portfolio, a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp By: /s/ Morrison C. Warren Morrison C. Warren

Enclosures